BORROWINGS (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of borrowings

In millions	March 31, 2026	December 31, 2025
Non-current borrowings	$—	$792.3
Other borrowings	144.9	142.8
Total	$144.9	$935.1